UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Blanca Smith
Title:     Chief Operating Officer
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Blanca Smith     Miami, FL/USA     August 09, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $19,990 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100      320     4900 SH       SOLE                     4900
APPLE COMPUTER INC             COM              037833100      743    13000 SH       SOLE                    13000
Assurant Inc.                  Preferred Stock  349573AA3      970      750 SH       SOLE                      750
AVANEX CORP                    COM              05348W109      370   210000 SH       SOLE                   210000
BIOTECH HOLDERS TR             DEPOSTRY RCPTS   09067D201      706     4000 SH       SOLE                     4000
Chesapake Energy Corp.         Preferred Stock  165167859     3309    25000 SH       SOLE                    25000
CMGI INC                       COM              125750109      159   132500 SH       SOLE                   132500
CONOCOPHILLIPS                 COM              20825C104      360     5500 SH       SOLE                     5500
E M C CORP MASS                COM              268648102      335    30500 SH       SOLE                    30500
Federal Service Acquisition Co Common Stock     313833105      538   100000 SH       SOLE                   100000
FINISAR                        COM              31787A101       65    20000 SH       SOLE                    20000
GOLDCORP INC NEW               COM              380956409      212     7000 SH       SOLE                     7000
HALLIBURTON CO                 COM              406216101      445     6000 SH       SOLE                     6000
IMCLONE SYS INC                COM              45245W109      232     6000 SH       SOLE                     6000
INDIA GLOBALIZATION CAP INC    COM              45408X100      573   104200 SH       SOLE                   104200
INTERNATIONAL COAL GRP INC N   COM              45928h106      719   100000 SH       SOLE                   100000
JK ACQUISITION CORP            COM              47759H106      460    85900 SH       SOLE                    85900
JP MORGAN CHASE & CO           COM              46625H100      210     5000 SH       SOLE                     5000
MEDTRONIC INC                  COM              585055106      516    11000 SH       SOLE                    11000
MOTOROLA INC                   COM              620076109      705    35000 SH       SOLE                    35000
NABORS INDUSTRIES LTD          SHS              G6359F103      439    13000 SH       SOLE                    13000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106     1061     7100 SH       SOLE                     7100
OSHKOSH TRUCK CORP             COM              688239201      480    10100 SH       SOLE                    10100
PFIZER INC                     COM              717081103      364    15500 SH       SOLE                    15500
Rolls Royce PLC Dummy B Shares Common Stock                      0   376600 SH       SOLE                   376600
SCHERING PLOUGH CORP           COM              806605101      343    18000 SH       SOLE                    18000
SEALY CORP                     COM              812139301      365    27500 SH       SOLE                    27500
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      629    26000 SH       SOLE                    26000
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209      756    25000 SH       SOLE                    25000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506      227     4000 SH       SOLE                     4000
SIRIUS SATELLITE RADIO INC     COM              82966U103      570   120000 SH       SOLE                   120000
Six Flags 7 1/4 08/15/09 PFD   Preferred Stock  83001p505      566    26200 SH       SOLE                    26200
SOLECTRON CORP                 COM              834182107      160    46700 SH       SOLE                    46700
SPRINT NEXTEL CORP             COM FON          852061100      200    10000 SH       SOLE                    10000
TRINITY INDS INC               COM              896522109      242     6000 SH       SOLE                     6000
UNIVERSAL CORP VA              COM              913456109      663    17800 SH       SOLE                    17800
Universal Corp.                Preferred Stock  913456307      978     1000 SH       SOLE                     1000